FAIR VALUE MEASUREMENTS (Tables)	4 Months Ended
Dec. 31, 2020
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Debt Securities, Held-to-maturity

Held-To-Maturity	Level	Amortized Cost	Gross Holding Loss	Fair Value
December 31, 2020 U.S. Treasury Securities (Mature on 04/29/2021)	1	$275,037,291	$(6,186)	$275,031,105